TD Asset Management USA Funds Inc.

399 Park Avenue

New York, New York 10022

June 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)

Securities Act File Nos. 033-96132; and Investment Company Act File No. 811-9086

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that the definitive forms of prospectus and statement of additional information for each of the TDAM Short-Term Bond Fund, the TDAM Core Bond Fund, the TDAM High Yield Bond Fund, the Epoch U.S. Equity Shareholder Yield Fund, the Epoch U.S. Large Cap Core Equity Fund, the Epoch Global Equity Shareholder Yield Fund, the TDAM Global Low Volatility Equity Fund, the Epoch Global All Cap Fund, the TDAM Target Return Fund, the Epoch U.S. Small-Mid Cap Equity Fund, the TDAM 1- to 5-Year Corporate Bond Portfolio, and the TDAM 5- to 10-Year Corporate Bond Portfolio, each a series of the Company, dated May 27, 2016, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of the Company (the “Amendment”) electronically filed with the Securities and Exchange Commission on May 27, 2016. The Amendment became effective immediately upon filing.

Please do not hesitate to contact the undersigned at (617) 824-1215 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/Curtis Barnes

Curtis Barnes

Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.
Elliot J. Gluck – Willkie Farr & Gallagher LLP